Subsequent Event Subsequent Event - Additional Details (Details) - USD ($) $ in Millions			3 Months Ended
	Aug. 17, 2016	Jul. 21, 2016	Jul. 01, 2016	Apr. 03, 2015	Jan. 02, 2015
U.S. Term Loan B-1 [Member] [Member] | Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 3,000
Debt Instrument, Required Quarterly Principal Payment	0.25%
U.S. Term Loan B [Member] | Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Voluntary Prepayment Fee, Value	$ 750
Bridge Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Extinguishment of Debt, Amount		$ 3,000
London Interbank Offered Rate (LIBOR) [Member] | U.S. Term Loan B-1 [Member] [Member] | Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.75%
Base Rate [Member] | U.S. Term Loan B-1 [Member] [Member] | Line of Credit [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
SanDisk [Member]
Subsequent Event [Line Items]
Business Combination, Acquisition Related Costs			$ 116	$ 16	$ 27